Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Arconic Inc.	19,225	$421,028
Boeing Co. (The)	1,202	410,615
General Dynamics Corp.	2,504	402,693
Harris Corp.	2,307	431,848
HEICO Corp.	1,651	200,745
HEICO Corp., Class A	2,920	286,919
Huntington Ingalls Industries Inc.	2,041	418,650
L3 Technologies Inc.	1,788	432,803
Lockheed Martin Corp.	1,256	425,206
Northrop Grumman Corp.	1,396	423,337
Raytheon Co.	2,375	414,438
Spirit AeroSystems Holdings Inc., Class A	5,128	415,573
Textron Inc.	8,342	377,893
TransDigm Group Inc.(a)	916	403,910
United Technologies Corp.	3,151	397,971

		5,863,629

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	5,129	408,422
Expeditors International of Washington Inc.	5,730	398,751
FedEx Corp.	2,424	373,975
United Parcel Service Inc., Class B	4,206	390,821
XPO Logistics Inc.(a)	7,089	369,266

		1,941,235

Airlines — 0.6%
American Airlines Group Inc.	13,157	358,265
Delta Air Lines Inc.	7,695	396,292
Southwest Airlines Co.	8,103	385,703
United Continental Holdings Inc.(a)	5,160	400,674

		1,540,934

Auto Components — 0.6%
Aptiv PLC	5,782	370,279
Autoliv Inc.	6,054	372,745
BorgWarner Inc.	11,628	412,562
Lear Corp.	3,175	377,920

		1,533,506

Automobiles — 0.6%
Ford Motor Co.	40,978	390,110
General Motors Co.	11,433	381,176
Harley-Davidson Inc.	12,115	396,403
Tesla Inc.(a)(b)	1,866	345,509

		1,513,198

Banks — 3.4%
Bank of America Corp.	14,874	395,648
BB&T Corp.	8,842	413,364
CIT Group Inc.	8,267	393,013
Citigroup Inc.	6,445	400,557
Citizens Financial Group Inc.	12,260	399,431
Comerica Inc.	5,740	395,027
East West Bancorp. Inc.	8,882	379,439
Fifth Third Bancorp	15,643	414,539
First Republic Bank/CA	4,232	410,589
Huntington Bancshares Inc./OH	32,289	408,456
JPMorgan Chase & Co.	3,828	405,615
KeyCorp.	25,490	407,075
M&T Bank Corp.	2,597	414,481
People’s United Financial Inc.	26,137	401,726
PNC Financial Services Group Inc. (The)	3,244	412,831

Security	Shares	Value

Banks (continued)
Regions Financial Corp.	29,287	$405,039
Signature Bank/New York NY	3,695	423,262
SunTrust Banks Inc.	6,863	411,849
SVB Financial Group(a)	1,831	368,763
U.S. Bancorp	8,274	415,355
Wells Fargo & Co.	9,265	411,088
Zions Bancorp. N.A.	9,351	402,748

		8,889,895

Beverages — 0.9%
Brown-Forman Corp., Class B, NVS	8,129	406,287
Coca-Cola Co. (The)	8,577	421,388
Constellation Brands Inc., Class A	2,060	363,487
Molson Coors Brewing Co., Class B	7,291	400,859
Monster Beverage Corp.(a)(b)	6,666	412,359
PepsiCo Inc.	3,271	418,688

		2,423,068

Biotechnology — 2.4%
AbbVie Inc.	5,360	411,166
Alexion Pharmaceuticals Inc.(a)	3,243	368,664
Alkermes PLC(a)	16,844	362,820
Alnylam Pharmaceuticals Inc.(a)	6,188	417,814
Amgen Inc.	2,503	417,250
Biogen Inc.(a)	1,846	404,809
BioMarin Pharmaceutical Inc.(a)(b)	4,754	390,969
Celgene Corp.(a)	4,461	418,397
Exact Sciences Corp.(a)	4,351	450,894
Gilead Sciences Inc.	6,478	403,256
Incyte Corp.(a)	5,488	431,521
Ionis Pharmaceuticals Inc.(a)	6,287	412,427
Regeneron Pharmaceuticals Inc.(a)	1,381	416,675
Seattle Genetics Inc.(a)	6,441	419,116
Vertex Pharmaceuticals Inc.(a)	2,503	415,949

		6,141,727

Building Products — 1.1%
Allegion PLC	4,183	405,960
AO Smith Corp.	9,445	382,523
Fortune Brands Home & Security Inc.	7,992	384,096
Johnson Controls International PLC	10,854	418,096
Lennox International Inc.	1,554	410,427
Masco Corp.	11,144	389,148
Owens Corning	8,635	418,538

		2,808,788

Capital Markets — 4.2%
Affiliated Managers Group Inc.	4,685	392,697
Ameriprise Financial Inc.	2,934	405,567
Bank of New York Mellon Corp. (The)	9,137	390,058
BlackRock Inc.(c)	951	395,198
Cboe Global Markets Inc.	4,040	438,502
Charles Schwab Corp. (The)	9,723	404,574
CME Group Inc.	2,331	447,832
E*TRADE Financial Corp.	8,786	393,613
Eaton Vance Corp., NVS	11,040	421,949
FactSet Research Systems Inc.	1,526	424,533
Franklin Resources Inc.	12,689	403,764
Goldman Sachs Group Inc. (The)	2,140	390,529
Intercontinental Exchange Inc.	5,228	429,794
Invesco Ltd.	20,563	401,801
KKR & Co. Inc., Class A, NVS	17,244	384,196
MarketAxess Holdings Inc.	871	259,401

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Moody’s Corp.	2,247	$410,931
Morgan Stanley	9,623	391,560
MSCI Inc.	1,881	413,839
Nasdaq Inc.	4,686	424,739
Northern Trust Corp.	4,496	384,498
Raymond James Financial Inc.	5,063	418,102
S&P Global Inc.	1,975	422,413
SEI Investments Co.	8,238	413,959
State Street Corp.	6,901	381,280
T Rowe Price Group Inc.	4,038	408,403
TD Ameritrade Holding Corp.	8,112	403,572

		10,857,304

Chemicals — 2.8%
Air Products & Chemicals Inc.	2,031	413,491
Albemarle Corp.	6,127	387,839
Axalta Coating Systems Ltd.(a)	16,640	391,206
Celanese Corp.	4,177	396,523
CF Industries Holdings Inc.	9,968	401,112
Chemours Co. (The)	17,808	375,571
Dow Inc.(a)	8,045	376,184
DowDuPont Inc.	13,835	422,244
Eastman Chemical Co.	5,893	382,574
Ecolab Inc.	2,339	430,587
FMC Corp.	5,612	412,201
International Flavors & Fragrances Inc.	3,110	421,156
Linde PLC	2,266	409,126
LyondellBasell Industries NV, Class A	5,199	386,026
Mosaic Co. (The)	18,361	394,211
PPG Industries Inc.	3,774	394,949
Sherwin-Williams Co. (The)	982	411,900
Westlake Chemical Corp.	6,737	385,963

		7,192,863

Commercial Services & Supplies — 1.0%
Cintas Corp.	1,904	422,364
Copart Inc.(a)	6,352	454,041
Republic Services Inc.	4,998	422,781
Rollins Inc.	11,548	433,858
Waste Connections Inc.	4,490	424,934
Waste Management Inc.	3,945	431,386

		2,589,364

Communications Equipment — 0.9%
Arista Networks Inc.(a)	1,677	410,177
Cisco Systems Inc.	7,619	396,417
CommScope Holding Co. Inc.(a)(b)	22,668	366,088
F5 Networks Inc.(a)	2,982	393,863
Juniper Networks Inc.	16,473	405,400
Motorola Solutions Inc.	2,866	429,757

		2,401,702

Construction & Engineering — 0.3%
Fluor Corp.	14,415	399,584
Jacobs Engineering Group Inc.	5,487	413,116

		812,700

Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,937	407,739
Vulcan Materials Co.	3,265	407,831

		815,570

Consumer Finance — 0.8%
Ally Financial Inc.	14,343	414,083

Security	Shares	Value

Consumer Finance (continued)
American Express Co.	3,555	$407,794
Capital One Financial Corp.	4,674	401,356
Discover Financial Services	5,444	405,850
Synchrony Financial	12,092	406,654

		2,035,737

Containers & Packaging — 1.1%
Avery Dennison Corp.	4,137	430,496
Ball Corp.	6,810	418,066
Crown Holdings Inc.(a)(b)	6,949	385,183
International Paper Co.	9,375	388,781
Packaging Corp. of America	4,380	390,171
Sealed Air Corp.	10,122	424,112
Westrock Co.	11,367	370,564

		2,807,373

Distributors — 0.3%
Genuine Parts Co.	4,368	431,995
LKQ Corp.(a)	15,498	397,524

		829,519

Diversified Consumer Services — 0.2%
H&R Block Inc.	15,498	406,822

Diversified Financial Services — 0.6%
AXA Equitable Holdings Inc.	19,724	405,328
Berkshire Hathaway Inc., Class B(a)	2,078	410,239
Jefferies Financial Group Inc.	22,572	398,847
Voya Financial Inc.(b)	7,949	404,843

		1,619,257

Diversified Telecommunication Services — 0.6%
AT&T Inc.	13,449	411,271
CenturyLink Inc.	39,929	417,258
Verizon Communications Inc.	7,426	403,603
Zayo Group Holdings Inc.(a)	12,960	423,792

		1,655,924

Electric Utilities — 2.5%
Alliant Energy Corp.	8,920	423,343
American Electric Power Co. Inc.	4,980	428,878
Duke Energy Corp.	4,931	422,143
Edison International	7,107	421,943
Entergy Corp.	4,388	425,943
Evergy Inc.	7,285	423,550
Eversource Energy	5,827	430,266
Exelon Corp.	8,694	418,007
FirstEnergy Corp.	10,086	415,947
NextEra Energy Inc.	2,161	428,332
OGE Energy Corp.	10,218	424,660
Pinnacle West Capital Corp.	4,447	417,618
PPL Corp.	14,237	423,693
Southern Co. (The)	7,867	420,884
Xcel Energy Inc.	7,366	422,366

		6,347,573

Electrical Equipment — 0.9%
Acuity Brands Inc.	3,087	381,769
AMETEK Inc.	4,921	402,981
Eaton Corp. PLC	5,315	395,914
Emerson Electric Co.	6,477	390,175
Rockwell Automation Inc.	2,615	389,243
Sensata Technologies Holding PLC(a)	9,084	387,796

		2,347,878

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	4,578	$398,286
Arrow Electronics Inc.(a)	6,196	388,241
CDW Corp./DE	4,018	395,532
Cognex Corp.	9,463	384,198
Corning Inc.	13,971	402,924
Flex Ltd.(a)	40,423	361,382
FLIR Systems Inc.	8,470	409,355
IPG Photonics Corp.(a)	3,088	386,525
Keysight Technologies Inc.(a)	5,004	375,950
TE Connectivity Ltd.	4,709	396,639
Trimble Inc.(a)	10,375	413,962
Zebra Technologies Corp., Class A(a)	2,238	383,683

		4,696,677

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	18,505	396,192
Halliburton Co.	16,432	349,837
Helmerich & Payne Inc.	7,322	358,119
National Oilwell Varco Inc.	17,182	358,245
Schlumberger Ltd.	10,669	370,108
TechnipFMC PLC	18,513	385,070

		2,217,571

Entertainment — 1.3%
Activision Blizzard Inc.	8,993	390,026
Electronic Arts Inc.(a)	4,304	400,616
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	11,121	415,147
Live Nation Entertainment Inc.(a)	6,619	402,568
Netflix Inc.(a)	1,184	406,444
Take-Two Interactive Software Inc.(a)	3,962	428,490
Viacom Inc., Class B, NVS	14,900	432,547
Walt Disney Co. (The)	3,139	414,474

		3,290,312

Equity Real Estate Investment Trusts (REITs) — 6.2%
Alexandria Real Estate Equities Inc.	2,903	425,028
American Tower Corp.	2,109	440,296
AvalonBay Communities Inc.	2,098	425,915
Boston Properties Inc.	3,157	413,030
Camden Property Trust	4,169	430,908
Crown Castle International Corp.	3,335	433,583
Digital Realty Trust Inc.	3,600	423,792
Duke Realty Corp.	13,834	416,265
Equinix Inc.	866	420,694
Equity LifeStyle Properties Inc.	3,606	438,706
Equity Residential	5,537	423,968
Essex Property Trust Inc.	1,490	434,693
Extra Space Storage Inc.	4,010	429,712
Federal Realty Investment Trust	3,276	428,271
HCP Inc.	13,505	428,243
Host Hotels & Resorts Inc.	22,033	399,018
Invitation Homes Inc.	16,802	430,635
Iron Mountain Inc.	13,141	402,772
Kimco Realty Corp.	23,491	408,743
Liberty Property Trust	8,821	418,733
Macerich Co. (The)	10,165	369,294
Mid-America Apartment Communities Inc.	3,754	428,632
National Retail Properties Inc.	7,966	426,420
Prologis Inc.	5,543	408,353
Public Storage	1,860	442,457
Realty Income Corp.	6,147	430,782
Regency Centers Corp.	6,336	417,923

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.(a)	2,007	$434,335
Simon Property Group Inc.	2,436	394,851
SL Green Realty Corp.	4,922	423,292
Sun Communities Inc.	3,399	429,192
UDR Inc.	9,500	425,410
Ventas Inc.	6,576	422,837
VEREIT Inc.	49,148	436,434
Vornado Realty Trust	6,354	420,825
Welltower Inc.	5,351	434,608
Weyerhaeuser Co.	16,969	386,893
WP Carey Inc.	5,267	437,214

		16,042,757

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,723	412,796
Kroger Co. (The)	17,244	393,336
Sysco Corp.	5,697	392,067
Walgreens Boots Alliance Inc.	8,100	399,654
Walmart Inc.	4,206	426,657

		2,024,510

Food Products — 2.3%
Archer-Daniels-Midland Co.	10,307	394,964
Bunge Ltd.	7,980	417,274
Campbell Soup Co.	10,923	396,614
Conagra Brands Inc.	14,643	391,993
General Mills Inc.	8,178	404,320
Hershey Co. (The)	3,310	436,788
Hormel Foods Corp.	10,701	422,583
Ingredion Inc.	5,032	383,237
JM Smucker Co. (The)	3,382	411,116
Kellogg Co.	7,409	389,417
Kraft Heinz Co. (The)	13,101	362,243
Lamb Weston Holdings Inc.	6,358	376,712
McCormick & Co. Inc./MD, NVS	2,734	426,613
Mondelez International Inc., Class A	8,071	410,410
Tyson Foods Inc., Class A	5,148	390,682

		6,014,966

Gas Utilities — 0.3%
Atmos Energy Corp.	4,191	426,644
UGI Corp.	7,859	405,603

		832,247

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	5,552	422,674
ABIOMED Inc.(a)	1,622	424,834
Align Technology Inc.(a)	1,288	366,243
Baxter International Inc.	5,542	407,005
Becton Dickinson and Co.	1,882	439,334
Boston Scientific Corp.(a)	11,327	435,070
Cooper Companies Inc. (The)	1,461	435,071
Danaher Corp.	3,222	425,336
DENTSPLY SIRONA Inc.	7,747	417,331
DexCom Inc.(a)	3,561	431,949
Edwards Lifesciences Corp.(a)	2,401	409,851
Hologic Inc.(a)	9,435	415,234
IDEXX Laboratories Inc.(a)	1,688	421,612
Intuitive Surgical Inc.(a)	866	402,560
Medtronic PLC	4,841	448,180
ResMed Inc.	3,749	427,836
Steris PLC(a)	3,180	425,102
Stryker Corp.	2,296	420,719

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Teleflex Inc.	1,413	$407,368
Varian Medical Systems Inc.(a)	3,249	410,219
Zimmer Biomet Holdings Inc.	3,611	411,401

		8,804,929

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	5,481	426,751
Anthem Inc.	1,612	448,104
Cardinal Health Inc.	9,402	395,542
Centene Corp.(a)	7,668	442,827
Cigna Corp.(a)	2,771	410,163
CVS Health Corp.	8,147	426,658
DaVita Inc.(a)	8,523	370,069
HCA Healthcare Inc.	3,472	419,973
Henry Schein Inc.(a)	6,351	409,385
Humana Inc.	1,755	429,729
Laboratory Corp. of America Holdings(a)	2,578	419,209
McKesson Corp.	3,386	413,566
Quest Diagnostics Inc.	4,421	424,018
UnitedHealth Group Inc.	1,796	434,273
Universal Health Services Inc., Class B	3,495	417,827
WellCare Health Plans Inc.(a)	1,550	428,095

		6,716,189

Health Care Technology — 0.3%
Cerner Corp.(a)	6,171	431,785
Veeva Systems Inc., Class A(a)	2,955	455,927

		887,712

Hotels, Restaurants & Leisure — 2.5%
Aramark	13,506	469,874
Carnival Corp.	7,902	404,503
Chipotle Mexican Grill Inc.(a)	600	395,982
Darden Restaurants Inc.	3,575	415,844
Domino’s Pizza Inc.	1,533	428,474
Hilton Worldwide Holdings Inc.	4,522	404,448
Las Vegas Sands Corp.	6,722	369,710
Marriott International Inc./MD, Class A	3,210	400,736
McDonald’s Corp.	2,130	422,315
MGM Resorts International	16,063	398,684
Norwegian Cruise Line Holdings Ltd.(a)	7,389	404,252
Royal Caribbean Cruises Ltd.	3,389	412,645
Starbucks Corp.	5,390	409,963
Vail Resorts Inc.	1,904	409,569
Wynn Resorts Ltd.	3,348	359,341
Yum! Brands Inc.	4,224	432,326

		6,538,666

Household Durables — 1.4%
DR Horton Inc.	9,459	404,467
Garmin Ltd.	5,366	410,392
Leggett & Platt Inc.	11,218	398,351
Lennar Corp., Class A	7,925	393,556
Mohawk Industries Inc.(a)	3,037	411,665
Newell Brands Inc.	27,422	368,003
NVR Inc.(a)	127	406,599
PulteGroup Inc.	13,153	407,743
Whirlpool Corp.	3,273	376,002

		3,576,778

Household Products — 0.8%
Church & Dwight Co. Inc.	5,751	427,932
Clorox Co. (The)	2,864	426,192
Colgate-Palmolive Co.	5,877	409,157

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	3,311	$423,444
Procter & Gamble Co. (The)	3,941	405,568

		2,092,293

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	26,009	410,942
NRG Energy Inc.	11,879	404,361
Vistra Energy Corp.	17,244	406,269

		1,221,572

Industrial Conglomerates — 0.6%
3M Co.	2,480	396,180
General Electric Co.	42,070	397,141
Honeywell International Inc.	2,495	409,954
Roper Technologies Inc.	1,182	406,513

		1,609,788

Insurance — 5.2%
Aflac Inc.	8,189	420,096
Alleghany Corp.(a)	618	409,919
Allstate Corp. (The)	4,436	423,682
American Financial Group Inc./OH	4,216	414,011
American International Group Inc.	8,159	416,680
Aon PLC	2,345	422,264
Arch Capital Group Ltd.(a)	12,323	424,281
Arthur J Gallagher & Co.	5,076	427,399
Assurant Inc.	4,429	442,723
Athene Holding Ltd., Class A(a)	9,801	398,411
Brighthouse Financial Inc.(a)	9,699	344,218
Chubb Ltd.	2,920	426,524
Cincinnati Financial Corp.	4,386	430,881
Erie Indemnity Co., Class A, NVS	2,107	448,096
Everest Re Group Ltd.	1,705	422,260
Fidelity National Financial Inc.	10,796	416,186
Hartford Financial Services Group Inc. (The)	7,949	418,594
Lincoln National Corp.	6,559	389,933
Loews Corp.	8,207	421,512
Markel Corp.(a)	401	424,607
Marsh & McLennan Companies Inc.	4,452	425,611
MetLife Inc.	8,944	413,302
Principal Financial Group Inc.	7,659	394,975
Progressive Corp. (The)	5,463	433,107
Prudential Financial Inc.	4,278	395,202
Reinsurance Group of America Inc.	2,722	403,019
RenaissanceRe Holdings Ltd.	2,500	436,100
Torchmark Corp.	4,866	416,092
Travelers Companies Inc. (The)	2,885	419,969
Unum Group	12,117	381,564
Willis Towers Watson PLC	2,389	419,269
WR Berkley Corp.	6,625	412,075

		13,292,562

Interactive Media & Services — 1.1%
Alphabet Inc., Class A(a)	176	194,744
Alphabet Inc., Class C, NVS(a)	185	204,172
Facebook Inc., Class A(a)	2,274	403,567
IAC/InterActiveCorp.(a)	1,788	394,880
Snap Inc., Class A, NVS(a)(b)	37,315	443,675
TripAdvisor Inc.(a)	9,115	385,291
Twitter Inc.(a)	11,103	404,593
Zillow Group Inc., Class C, NVS(a)(b)	10,868	467,541

		2,898,463

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 1.3%
Amazon.com Inc.(a)	223	$395,840
Booking Holdings Inc.(a)	237	392,524
eBay Inc.	11,434	410,824
Expedia Group Inc.	3,599	413,885
GrubHub Inc.(a)(b)	6,771	441,131
MercadoLibre Inc.(a)	715	407,922
Qurate Retail Inc.(a)(b)	31,950	400,333
Wayfair Inc., Class A(a)(b)	2,874	413,885

		3,276,344

IT Services — 5.0%
Accenture PLC, Class A	2,392	425,943
Akamai Technologies Inc.(a)	5,458	411,315
Alliance Data Systems Corp.	2,879	395,863
Automatic Data Processing Inc.	2,637	422,236
Broadridge Financial Solutions Inc.	3,480	434,548
Cognizant Technology Solutions Corp., Class A	7,252	449,116
DXC Technology Co.	7,375	350,608
EPAM Systems Inc.(a)	2,479	427,851
Fidelity National Information Services Inc.	3,577	430,313
First Data Corp., Class A(a)	16,305	414,473
Fiserv Inc.(a)(b)	4,854	416,764
FleetCor Technologies Inc.(a)	1,569	405,131
Gartner Inc.(a)	2,745	415,319
Global Payments Inc.	2,809	432,698
GoDaddy Inc., Class A(a)	5,575	414,780
International Business Machines Corp.	3,130	397,479
Jack Henry & Associates Inc.	3,125	410,063
Leidos Holdings Inc.	5,585	420,718
Mastercard Inc., Class A	1,678	422,000
MongoDB Inc.(a)	2,901	407,126
Okta Inc.(a)	3,884	439,746
Paychex Inc.	4,918	421,915
PayPal Holdings Inc.(a)	3,742	410,685
Sabre Corp.	21,317	432,309
Square Inc., Class A(a)	6,418	397,595
Total System Services Inc.	4,232	522,779
Twilio Inc., Class A(a)	2,987	394,254
VeriSign Inc.(a)	2,164	421,937
Visa Inc., Class A	2,580	416,231
Western Union Co. (The)	21,696	420,902
Worldpay Inc., Class A(a)	3,529	429,268

		13,011,965

Leisure Products — 0.3%
Hasbro Inc.	4,336	412,527
Polaris Industries Inc.	4,777	381,587

		794,114

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	6,149	412,291
Illumina Inc.(a)	1,373	421,387
IQVIA Holdings Inc.(a)	3,155	428,607
Mettler-Toledo International Inc.(a)	571	412,884
PerkinElmer Inc.	4,833	417,281
Thermo Fisher Scientific Inc.	1,595	425,833
Waters Corp.(a)	2,028	407,040

		2,925,323

Machinery — 2.8%
Caterpillar Inc.	3,359	402,442
Cummins Inc.	2,617	394,539
Deere & Co.	2,918	409,016

Security	Shares	Value

Machinery (continued)
Dover Corp.	4,420	$395,192
Flowserve Corp.	8,332	387,021
Fortive Corp.	5,238	398,874
IDEX Corp.	2,777	424,076
Illinois Tool Works Inc.	2,795	390,294
Ingersoll-Rand PLC	3,489	412,888
Middleby Corp. (The)(a)	3,077	401,456
PACCAR Inc.	6,098	401,370
Parker-Hannifin Corp.	2,514	382,932
Pentair PLC	11,616	404,469
Snap-on Inc.	2,577	401,806
Stanley Black & Decker Inc.	3,080	391,838
WABCO Holdings Inc.(a)	3,256	426,243
Wabtec Corp.	6,254	390,125
Xylem Inc./NY	5,588	414,741

		7,229,322

Media — 2.3%
Altice USA Inc., Class A	17,528	411,733
CBS Corp., Class B, NVS	8,821	425,878
Charter Communications Inc., Class A(a)(b)	1,113	419,378
Comcast Corp., Class A	9,846	403,686
Discovery Inc., Class A(a)	4,860	132,483
Discovery Inc., Class C, NVS(a)	11,105	284,732
DISH Network Corp., Class A(a)	12,151	438,773
Fox Corp., Class A, NVS(a)	7,816	275,358
Fox Corp., Class B(a)	3,850	133,633
Interpublic Group of Companies Inc. (The)	18,995	403,074
Liberty Broadband Corp., Class C, NVS(a)	4,235	415,665
Liberty Global PLC, Class A(a)	4,541	111,709
Liberty Global PLC, Class C, NVS(a)	12,342	299,170
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,821	137,632
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,329	264,870
News Corp., Class A, NVS	36,882	420,086
Omnicom Group Inc.	5,391	417,048
Sirius XM Holdings Inc.	75,264	399,652

		5,794,560

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	39,979	388,196
Newmont Goldcorp Corp.	13,920	460,613
Nucor Corp.	7,751	372,048
Steel Dynamics Inc.	13,785	346,693

		1,567,550

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	24,231	397,388
Annaly Capital Management Inc.	44,669	393,534

		790,922

Multi-Utilities — 1.6%
Ameren Corp.	5,739	420,898
CenterPoint Energy Inc.	14,379	408,939
CMS Energy Corp.	7,564	424,416
Consolidated Edison Inc.	4,924	424,941
Dominion Energy Inc.	5,657	425,293
DTE Energy Co.	3,355	420,952
NiSource Inc.	15,085	420,117
Public Service Enterprise Group Inc.	7,095	416,902
Sempra Energy	3,259	428,396
WEC Energy Group Inc.	5,299	426,835

		4,217,689

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 1.0%
Dollar General Corp.	3,552	$452,099
Dollar Tree Inc.(a)	4,215	428,202
Kohl’s Corp.	6,669	328,915
Macy’s Inc.	19,820	407,697
Nordstrom Inc.	11,515	360,419
Target Corp.	6,019	484,229

		2,461,561

Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	5,847	411,453
Apache Corp.	13,648	355,803
Cabot Oil & Gas Corp.	16,221	405,850
Cheniere Energy Inc.(a)	6,271	396,202
Chevron Corp.	3,527	401,549
Cimarex Energy Co.	6,141	351,204
Concho Resources Inc.	3,737	366,263
ConocoPhillips	6,811	401,577
Continental Resources Inc./OK(a)	10,043	351,505
Devon Energy Corp.	13,586	341,824
Diamondback Energy Inc.	3,851	377,629
EOG Resources Inc.	4,468	365,840
Exxon Mobil Corp.	5,581	394,967
Hess Corp.	6,424	358,845
HollyFrontier Corp.	9,537	362,215
Kinder Morgan Inc./DE	20,825	415,459
Marathon Oil Corp.	27,129	356,746
Marathon Petroleum Corp.	8,062	370,771
Noble Energy Inc.	17,397	372,296
Occidental Petroleum Corp.	7,927	394,527
ONEOK Inc.	6,257	398,070
Parsley Energy Inc., Class A(a)	20,317	362,252
Phillips 66	4,827	390,022
Pioneer Natural Resources Co.	2,748	390,106
Plains GP Holdings LP, Class A	16,983	382,457
Targa Resources Corp.	10,084	387,831
Valero Energy Corp.	4,976	350,310
Williams Companies Inc. (The)	15,423	406,859

		10,620,432

Personal Products — 0.3%
Coty Inc., Class A(b)	32,118	396,336
Estee Lauder Companies Inc. (The), Class A	2,496	401,931

		798,267

Pharmaceuticals — 1.9%
Allergan PLC	3,037	370,241
Bristol-Myers Squibb Co.	9,025	409,464
Elanco Animal Health Inc.(a)	12,887	403,105
Eli Lilly & Co.	3,643	422,369
Jazz Pharmaceuticals PLC(a)	3,057	383,806
Johnson & Johnson	3,077	403,549
Merck & Co. Inc.	5,385	426,546
Mylan NV(a)	21,041	353,489
Nektar Therapeutics(a)	13,569	424,981
Perrigo Co. PLC	8,540	358,851
Pfizer Inc.	10,213	424,044
Zoetis Inc.	4,131	417,437

		4,797,882

Professional Services — 1.3%
CoStar Group Inc.(a)	820	417,905
Equifax Inc.	3,499	423,029
IHS Markit Ltd.(a)(b)	7,371	423,022

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	4,617	$394,846
Nielsen Holdings PLC	17,958	408,185
Robert Half International Inc.	7,569	406,153
TransUnion	6,525	427,648
Verisk Analytics Inc.	2,992	418,880

		3,319,668

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	8,932	408,192
Jones Lang LaSalle Inc.	3,133	389,902

		798,094

Road & Rail — 1.4%
AMERCO	1,058	389,577
CSX Corp.	5,449	405,787
JB Hunt Transport Services Inc.	4,414	375,808
Kansas City Southern	3,511	397,726
Knight-Swift Transportation Holdings Inc.	13,441	371,509
Norfolk Southern Corp.	2,072	404,330
Old Dominion Freight Line Inc.	2,908	385,136
Uber Technologies Inc.(a)(b)	9,471	382,723
Union Pacific Corp.	2,426	404,608

		3,517,204

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices Inc.(a)	15,182	416,139
Analog Devices Inc.	4,062	392,471
Applied Materials Inc.	10,208	394,948
Broadcom Inc.	1,433	360,600
Intel Corp.	9,360	412,214
KLA-Tencor Corp.	3,917	403,725
Lam Research Corp.	2,192	382,745
Marvell Technology Group Ltd.	18,409	410,521
Maxim Integrated Products Inc.	7,817	411,096
Microchip Technology Inc.	5,009	400,870
Micron Technology Inc.(a)	11,398	371,689
NVIDIA Corp.	2,661	360,459
ON Semiconductor Corp.(a)	21,532	382,408
Qorvo Inc.(a)	6,257	382,803
QUALCOMM Inc.	5,135	343,121
Skyworks Solutions Inc.	5,748	382,989
Texas Instruments Inc.	3,894	406,183
Xilinx Inc.	4,007	409,956

		7,024,937

Software — 3.9%
Adobe Inc.(a)	1,500	406,350
ANSYS Inc.(a)	2,226	399,567
Autodesk Inc.(a)	2,407	387,310
Cadence Design Systems Inc.(a)	6,102	387,904
CDK Global Inc.	8,132	393,589
Citrix Systems Inc.	4,403	414,410
DocuSign Inc.(a)(b)	7,769	435,530
Dropbox Inc., Class A(a)	18,080	407,885
Fortinet Inc.(a)	5,109	370,300
Intuit Inc.	1,722	421,632
Microsoft Corp.	3,298	407,897
Oracle Corp.	7,783	393,820
Palo Alto Networks Inc.(a)	1,895	379,265
Paycom Software Inc.(a)	2,006	425,473
PTC Inc.(a)(b)	4,803	403,740
Red Hat Inc.(a)	2,297	423,337
salesforce.com Inc.(a)	2,689	407,142

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ServiceNow Inc.(a)	1,532	$401,277
Splunk Inc.(a)(b)	3,066	349,493
SS&C Technologies Holdings Inc.	7,168	398,899
Symantec Corp.	21,575	404,100
Synopsys Inc.(a)	3,459	402,766
Tableau Software Inc., Class A(a)	3,460	389,146
VMware Inc., Class A(b)	2,069	366,172
Workday Inc., Class A(a)	2,010	410,281

		9,987,285

Specialty Retail — 2.4%
Advance Auto Parts Inc.	2,704	419,120
AutoZone Inc.(a)	434	445,766
Best Buy Co. Inc.	6,187	387,739
Burlington Stores Inc.(a)	2,607	408,204
CarMax Inc.(a)	5,600	438,368
Gap Inc. (The)	19,095	356,695
Home Depot Inc. (The)	2,211	419,758
L Brands Inc.	19,027	427,346
Lowe’s Companies Inc.	3,916	365,284
O’Reilly Automotive Inc.(a)	1,208	448,615
Ross Stores Inc.	4,444	413,248
Tiffany & Co.	4,285	381,836
TJX Companies Inc. (The)	8,071	405,891
Tractor Supply Co.	4,217	424,989
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,239	413,058

		6,155,917

Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	2,242	392,507
Dell Technologies Inc., Class C(a)	6,093	362,838
Hewlett Packard Enterprise Co.	29,267	401,543
HP Inc.	22,452	419,404
NetApp Inc.	6,116	362,067
Seagate Technology PLC	9,329	390,419
Western Digital Corp.	9,431	351,022
Xerox Corp.	13,097	400,899

		3,080,699

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	10,558	342,924
Hanesbrands Inc.	25,337	376,254
Lululemon Athletica Inc.(a)	2,410	399,072
NIKE Inc., Class B	5,056	390,020
PVH Corp.	3,860	328,833
Ralph Lauren Corp.	3,706	389,612
Tapestry Inc.	13,569	387,531
Under Armour Inc., Class A(a)	10,191	232,355
Under Armour Inc., Class C, NVS(a)(b)	10,448	211,363

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	4,658	$381,397

		3,439,361

Tobacco — 0.3%
Altria Group Inc.	8,189	401,752
Philip Morris International Inc.	4,973	383,568

		785,320

Trading Companies & Distributors — 0.6%
Fastenal Co.	13,164	402,687
HD Supply Holdings Inc.(a)	9,844	408,427
United Rentals Inc.(a)	3,321	365,642
WW Grainger Inc.	1,614	422,368

		1,599,124

Water Utilities — 0.2%
American Water Works Co. Inc.	3,833	433,206

Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)	69,941	480,495
T-Mobile U.S. Inc.(a)	5,642	414,348

		894,843

Total Common Stocks — 99.8% (Cost: $247,496,419)		257,455,147

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(d)(e)	6,635,027	6,637,681
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	83,129	83,129

		6,720,810

Total Short-Term Investments — 2.6% (Cost: $6,719,399)		6,720,810

Total Investments in Securities — 102.4% (Cost: $254,215,818)		264,175,957

Other Assets, Less Liabilities — (2.4)%		(6,206,897)

Net Assets — 100.0%		$257,969,060

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI USA Equal Weighted ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,597,711	2,037,316	(a)	—		6,635,027	$6,637,681	$22,100	(b)	$151	$363
BlackRock Cash Funds: Treasury, SL Agency Shares	339,808	—		(256,679	)(a)	83,129	83,129	4,612		—	—
BlackRock Inc.	643	403		(95)		951	395,198	7,685		(8,044)	(36,554)
PNC Financial Services Group Inc. (The)(c)	2,134	1,570		(460)		3,244	N/A	7,744		(5,483)	(51,311)

							$7,116,008	$42,141		$(13,376)	$(87,502)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$257,455,147	$—	$—	$257,455,147
Money Market Funds	6,720,810	—	—	6,720,810

	$264,175,957	$—	$—	$264,175,957

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares